SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted deposit	$ 1,192
Anti-dilutive shares	654,530	626,510	707,068
Minimum [Member]
Short term deposits bear interest	1.60%
Maximum [Member]
Short term deposits bear interest	3.50%